INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (64,836)	$ (63,248)
Statutory U.K. income tax rate	25.00%	19.00%
Loss at statutory income tax rate	$ 16,209	$ 12,017
Change from increase in deferred income tax rate		3,795
Losses for which no benefit was taken	(272)
Derecognition of deferred tax assets	(4,090)
Foreign currency effect and other	(1,283)	2,069
Income tax benefit	$ 10,564	$ 17,881